Note 12 - Income Taxes - Effective Income Tax (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
“Expected” tax expense	$ 302,797	$ 93,605	$ 1,320,402
Increase (reduction) in income tax expense resulting from:
Benefits from domestic manufacturing deduction	(61,024)		(177,230)
Nondeductible compensation		93,886
State income taxes, net of federal benefit	(23,031)	39,331	62,936
Loss of permanent deductions due to NOL carryback		54,907
Other differences, net	48,931	66,059	51,227
Reported income tax expense	$ 267,673	$ 347,788	$ 1,257,335